Segmented Information - Segmented Revenue by Geographical Location of Customer (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Segmented Information
Geographical revenue	$ 486,014	$ 424,690	$ 348,664
United States
Segmented Information
Geographical revenue	307,102	242,086	211,232
Europe, Middle-East and Africa
Segmented Information
Geographical revenue	126,942	128,990	94,163
Canada
Segmented Information
Geographical revenue	34,547	36,116	29,388
Asia Pacific
Segmented Information
Geographical revenue	$ 17,423	$ 17,498	$ 13,881